Note 4: Commercial Aerospace Industry Assets and Commitments (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
International Aero Engines [Member]
Accounts Notes And Loans Receivable [Line Items]
Equity Method Investment Ownership Percentage	33.00%
Company Share Of Commitments And Guarantees	$ 252,000,000
International Aero Engines [Member] | Financing Commitments [Member]
Accounts Notes And Loans Receivable [Line Items]
Guarantee Obligations Maximum Exposure	728,000,000
International Aero Engines [Member] | Market Value Guarantee [Member]
Accounts Notes And Loans Receivable [Line Items]
Guarantee Obligations Maximum Exposure	50,000,000
International Aero Engines [Member] | Operating Leases Future Minimum Payments Due Future Minimum Sublease Rentals [Member]
Accounts Notes And Loans Receivable [Line Items]
Guarantee Obligations Maximum Exposure	211,000,000
Commercial Aerospace [Member]
Accounts Notes And Loans Receivable [Line Items]
Accounts, Notes, Loans and Financing Receivable, gross	3,736,000,000	3,384,000,000
Products Under Lease	665,000,000
Notes Receivable Gross	365,000,000
Notes and leases, future minimum payments receivable, current	37,000,000
Notes and leases, future minimum payments, receivable in two years	57,000,000
Notes and leases, future minimum payments, receivable in three years	26,000,000
Notes and leases, future minimum payments, receivable in four years	30,000,000
Notes and leases, future minimum payments, receivable in five years	30,000,000
Notes and Leases, Future Minimum Payments, Receivable Due Thereafter	185,000,000
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	2,270,000,000	2,032,000,000
Notes and leases, future commitments, current	131,000,000
Notes and leases, future commitments, exercisable in two years	252,000,000
Notes and leases, future commitments, exercisable in three years	427,000,000
Notes and leases, future commitments, exercisable in four years	206,000,000
Notes and leases, future commitments, exercisable in five years	368,000,000
Notes and leases, future commitments, exercisable thereafter	886,000,000
Guarantee Obligations Maximum Exposure	323,000,000
Deferred Assets Long Term Aftermarket Maintenance Contract	235,000,000	290,000,000
Deferred Revenues Long Term Aftermarket Maintenance Contract	1,708,000,000	1,474,000,000
Allowance For Accounts Notes Receivable	169,000,000	133,000,000
Commercial Aerospace And International Aero Engines [Member]
Accounts Notes And Loans Receivable [Line Items]
Guarantee Obligations And Rental Commitments Current Carrying Value	$ 73,000,000	$ 38,000,000